Trading assets - Summary of trading assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 3,117,161	$ 2,923,319
Trading assets
Disclosure of financial assets [line items]
Financial assets	366,153	314,842
Trading securities
Disclosure of financial assets [line items]
Financial assets	189,841	159,648
Trading securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	327,582	284,491
Treasury and other eligible bills | Trading assets
Disclosure of financial assets [line items]
Financial assets	34,433	32,022
Debt securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	116,837	97,275
Equity securities | Trading assets
Disclosure of financial assets [line items]
Financial assets	176,312	155,194
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	108,462	102,039
Loans and advances to banks | Trading assets
Disclosure of financial assets [line items]
Financial assets	10,913	6,123
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	988,399	930,658
Loans and advances to customers | Trading assets
Disclosure of financial assets [line items]
Financial assets	$ 27,658	$ 24,228